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USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 22.6%
250,425	BAE Systems plc	$ 3,545,211
12,700	Northrop Grumman Corporation	5,945,378
57,958	Raytheon Technologies Corporation	4,876,586
		14,367,175
	BEVERAGES - 37.9%
55,000	Anheuser-Busch InBev S.A. - ADR	3,554,100
15,000	Carlsberg A/S - Series B	1,881,273
10,000	Constellation Brands, Inc., Class A	2,417,500
24,500	Diageo plc - ADR	3,568,670
150,000	Duckhorn Portfolio, Inc. (The)(a)	1,477,500
45,000	Heineken N.V.	4,567,564
60,000	Molson Coors Beverage Company, Class B	3,672,600
16,500	Pernod Ricard S.A.	2,909,997
		24,049,204
	BIOTECH & PHARMA - 0.0%(b)
8,333	Mind Medicine MindMed, Inc.(a)	30,499

	COMMERCIAL SUPPORT SERVICES - 2.4%
140,000	GEO Group, Inc. (The)(a)	1,516,200

	GAMING REITS - 2.2%
28,322	Gaming and Leisure Properties, Inc.	1,397,691

	LEISURE FACILITIES & SERVICES - 21.3%
45,000	DraftKings, Inc., Class A(a)	1,586,250
22,500	Evolution A.B.	2,682,397
10,000	Flutter Entertainment plc - ADR(a)	888,000
305,000	Galaxy Entertainment Group Ltd.	1,708,866
11,000	Las Vegas Sands Corporation	541,310
1,400,000	Melco International Development Ltd.(a)	980,721
75,000	Penn Entertainment, Inc.(a)	1,951,500
3,800	RCI Hospitality Holdings, Inc.	251,788
600,000	Sands China Ltd.(a)	1,755,770

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 21.3% (Continued)
1,474,600	Wynn Macau Ltd.(a)	$ 1,214,270
		13,560,872
	LEISURE PRODUCTS - 3.0%
65,000	Vista Outdoor, Inc.(a)	1,922,050

	TOBACCO & CANNABIS - 9.0%
25,000	Altria Group, Inc.	1,008,500
53,000	British American Tobacco plc - ADR	1,552,370
480,000	Cronos Group, Inc.(a)	1,003,200
23,500	Philip Morris International, Inc.	2,210,880
		5,774,950

	TOTAL COMMON STOCKS (Cost $52,619,675)	62,618,641

	TOTAL INVESTMENTS - 98.4% (Cost $52,619,675)	$ 62,618,641
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	989,317
	NET ASSETS - 100.0%	$ 63,607,958

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.